Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Current portion of derivative assets $	$ 0	$ 355
Derivative assets $	4,505	1,834
Accrued liabilities $	(81,706)	(76,752)
Current portion of derivative liabilities $	(56,925)	(38,458)
Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Accounts receivable $		0
Current portion of derivative assets $		0
Derivative assets $		0
Accrued liabilities $		0
Current portion of derivative liabilities $		(202)
Derivative liabilities $		0
Cross currency swap agreements
Derivatives, Fair Value [Line Items]
Accounts receivable $	0	0
Current portion of derivative assets $	0	0
Derivative assets $	4,505	0
Accrued liabilities $	(701)	(456)
Current portion of derivative liabilities $	(11,434)	(22,661)
Derivative liabilities $	(7,887)	(18,987)
Derivative
Derivatives, Fair Value [Line Items]
Accounts receivable $	0	21
Current portion of derivative assets $	0	355
Derivative assets $	4,505	1,834
Accrued liabilities $	(5,594)	(3,289)
Current portion of derivative liabilities $	(56,925)	(38,458)
Derivative liabilities $	(32,971)	(51,006)
Not Designated as Hedging Instrument [Member] | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Accounts receivable $	0	21
Current portion of derivative assets $	0	355
Derivative assets $	0	1,834
Accrued liabilities $	(4,823)	(2,821)
Current portion of derivative liabilities $	(42,329)	(14,758)
Derivative liabilities $	(15,453)	(28,544)
Cash flow hedging | Designated as hedging instrument | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Accounts receivable $	0	0
Current portion of derivative assets $	0	0
Derivative assets $	0	0
Accrued liabilities $	(70)	(12)
Current portion of derivative liabilities $	(3,162)	(837)
Derivative liabilities $	$ (9,631)	$ (3,475)